Supplemental cash flow information - Reconciliation of liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes from financing cash flows
Repayment of long-term debt and financing fees	$ (322,378)	$ (12,280)
Net proceeds on issue of long-term debt	585,393	0
Payment of lease obligations	(141,247)	(118,159)
Long term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	2,141,801
Changes from financing cash flows
Repayment of long-term debt and financing fees	(322,378)
Net proceeds on issue of long-term debt	585,393
Payment of lease obligations	0
Total changes from financing cash flows	263,015
Liability-related other changes
Finance costs	10,119
New lease obligations	0
Other	0
Total liability-related other changes	10,119
Outstanding at end of period	2,414,935	2,141,801
Lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Outstanding at beginning of period	872,120
Changes from financing cash flows
Repayment of long-term debt and financing fees	0
Net proceeds on issue of long-term debt	0
Payment of lease obligations	(141,247)
Total changes from financing cash flows	(141,247)
Liability-related other changes
Finance costs	0
New lease obligations	89,349
Other	(2,017)
Total liability-related other changes	87,332
Outstanding at end of period	$ 818,205	$ 872,120